INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventories
INVENTORIES

15. INVENTORIES

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Raw materials	—	4,659
Work in progress	—	244
Finished goods	—	26,686
	—	31,589

As of December 31, 2022, total inventory held by discontinued operations was RMB 28,749,000 (Note 29).

The analysis of the amount of inventories recognized from discontinued operations as an expense and included in profit or loss is as follows:

	For the years ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Discontinued operations
Carrying amount of inventories sold	45,290	248,166	211,292
Write down (reversal) of inventories (included in cost of sales)	(4,045)	(99,237)	(2,301)
	41,245	148,929	208,991